Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 83,449	R$ 3,896	R$ 11,713	R$ 8,240
Liquid investments	8,253	85,944
Trade payables	(1,039)	(326)
Labor and social security obligations	(40,724)	(30,948)
Accounts payable	(125,828)	(37,702)
Lease liabilities	(106,199)	(102,891)
Net debt	R$ (182,088)	R$ (82,027)